Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.K.	$ 27	$ (9)	$ 4
Non-U.K.	(145)	(96)	(97)
Loss before income taxes	$ (118)	$ (105)	$ (93)